Note Payable to Shareholder	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Debt Disclosure [Abstract]
Note Payable to Shareholder

Note 5. Note Payable to Shareholder

On January 9, 2014, the Company issued a $70,000note payable to a shareholder of the Company. The note payable bears interest at an annual rate of 7%, which then increased to 10% after it was in default. Principal and accrued interest on the note payable were due on January 9, 2016, with a default annual rate of 10% interest after that date. The outstanding balance of principal and accrued interest may be prepaid without penalty. During the nine months ended May 31, 2019, the Company recorded an interest expense of $5,235 related to the note payable. As of May 31, 2019, the original principal balance of $70,000 on the note payable remained outstanding, with accrued interest of $33,541. The note payable was not repaid on January 9, 2016 and is thus in default as of the date of this filing.

Note 5. Note Payable to Shareholder

On January 9, 2014, the Company issued a $70,000 note payable to a shareholder of the Company. The note payable bears interest at an annual rate of 7%, which then increased to 10% after it was in default. Principal and accrued interest on the note payable were due on January 9, 2016, with a default annual rate of 10% interest after that date. The outstanding balance of principal and accrued interest may be prepaid without penalty. During the years ended August 31, 2018 and August 31, 2017, the Company recorded an interest expense of $6,999, respectively, related to the note payable. As of August 31, 2018, the original principal balance of $70,000 on the note payable remained outstanding, with accrued interest of $28,306. The note payable was not repaid on January 9, 2016 and is thus in default as of the date of this filing.